Share Based Payments and Employee Benefit Plans - Options Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
$3.22 - 3.74
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	$ 3.22
Exercise price range, upper limit (in dollars per share)	$ 3.74
Stock Options Outstanding, Number Outstanding (in shares) | shares	150,872
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	7 years 10 months 28 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 3.45
Options Exercisable, Number Exercisable (in shares) | shares	53,671
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 3.59
$3.75 - 5.38
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	3.75
Exercise price range, upper limit (in dollars per share)	$ 5.38
Stock Options Outstanding, Number Outstanding (in shares) | shares	200,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	7 years 1 month 28 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 3.75
Options Exercisable, Number Exercisable (in shares) | shares	133,334
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 3.75
$5.39 - 9.85
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	5.39
Exercise price range, upper limit (in dollars per share)	$ 9.85
Stock Options Outstanding, Number Outstanding (in shares) | shares	27,582
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	4 years 3 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 7.01
Options Exercisable, Number Exercisable (in shares) | shares	27,582
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 7.01
$9.86 - 17.39
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	9.86
Exercise price range, upper limit (in dollars per share)	$ 17.39
Stock Options Outstanding, Number Outstanding (in shares) | shares	86,524
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	4 years 1 month 24 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 11.99
Options Exercisable, Number Exercisable (in shares) | shares	86,524
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 11.99
$17.40 - 20.49
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	17.40
Exercise price range, upper limit (in dollars per share)	$ 20.49
Stock Options Outstanding, Number Outstanding (in shares) | shares	51,250
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	4 years 6 months 18 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 17.40
Options Exercisable, Number Exercisable (in shares) | shares	51,250
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.40
$20.50 - $20.50
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	20.50
Exercise price range, upper limit (in dollars per share)	$ 20.50
Stock Options Outstanding, Number Outstanding (in shares) | shares	54,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	3 years 6 months 21 days
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 20.50
Options Exercisable, Number Exercisable (in shares) | shares	54,000
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 20.50
$3.22 to $20.50
Additional information regarding stock options outstanding
Exercise price range, lower limit (in dollars per share)	3.22
Exercise price range, upper limit (in dollars per share)	$ 20.50
Stock Options Outstanding, Number Outstanding (in shares) | shares	570,228
Stock Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	6 years 2 months 1 day
Stock Options Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 7.89
Options Exercisable, Number Exercisable (in shares) | shares	406,361
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 9.65